Investment in Key Management Insurance Policy	12 Months Ended
Sep. 30, 2023
Investment in Key Management Insurance Policy [Abstract]
Investment in Key Management Insurance Policy

NOTE 8. INVESTMENT IN KEY MANAGEMENT INSURANCE POLICY

The Group entered into a key management insurance policy for the founder to secure that the operation of the Group will not be affected by the death and loss of position of the founder. The fair value of the investment in key management insurance policy is determined at end of each reporting period at the cash surrender value that could be realized under the insurance policy, which is primarily based on the guaranteed cash value stated on the annual statement from the insurance company. The fair value measurement of the investment in key management insurance policy has been categorized as Level 3 based on the inputs to the valuation technique used and is positively correlated to the surrender cash value.

	For the Years Ended September 30,
	2022	2023
	HK$	HK$
Balance at beginning of the year	979,680	1,065,480
Premium paid	47,932	47,932
Change in fair value recognized in the consolidated statements of income	37,868	44,108
Balance at end of the year	1,065,480	1,157,520